Schedule of Investments PIMCO Income Strategy Fund II	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.0%
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		$3,300	$3,309
Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	99	97
9.802% due 08/15/2028		$1,391	1,251
AP Core Holdings LLC 9.939% due 09/01/2027		14,178	12,873
Apple Bidco LLC 6.825% due 09/23/2031		1,895	1,884
Bausch Health Cos., Inc. TBD% due 09/25/2030		6,800	6,554
BDO U.S.A PC 9.325% due 08/31/2028 «		2,502	2,510
Central Parent, Inc. 7.549% due 07/06/2029 ~		9,368	8,069
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		772	760
8.295% due 12/09/2031		5,500	5,448
Clover Holdings SPV III LLC 15.000% due 12/09/2027		205	209
CoreWeave Compute Acquisition Co. LLC TBD% - 10.322% due 05/16/2029 «µ		9,100	9,141
Cotiviti Corp. TBD% due 03/26/2032		1,600	1,566
Databricks, Inc.
TBD% due 01/03/2031 «µ		344	347
8.823% due 01/03/2031 «		1,556	1,567
Envision Healthcare Corp.
11.152% due 07/20/2026 «		735	735
12.277% due 11/03/2028 «		13,078	13,274
Finastra U.S.A., Inc.
TBD% - 11.428% due 09/13/2029 «µ		103	103
TBD% - 11.428% due 09/13/2029 «		987	999
First Brands Group LLC 9.552% due 03/30/2027 ~		626	583
Forward Air Corp. 8.791% due 12/19/2030 ~		4,388	4,271
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		6,099	6,175
GFL Environmental, Inc. 6.819% due 02/04/2032		1,900	1,886
Hudson's Bay Co. TBD% due 04/03/2026 «		2,171	2,140
iHeartCommunications, Inc. 10.209% due 05/01/2029		523	426
Ivanti Software, Inc. 8.817% due 12/01/2027 «~		9,058	7,001
J&J Ventures Gaming LLC 9.439% due 04/26/2028 «~		1,065	1,074
Kaseya, Inc.
TBD% due 03/22/2032		3,700	3,693
9.325% due 03/05/2033		2,200	2,204
Lealand Finance Co. BV 7.439% due 06/30/2027 ~		88	47
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% - 5.439% due 12/31/2027 ~		902	392
Lifepoint Health, Inc. 1.000% due 05/17/2031		1,696	1,648
Magenta Security Holdings LLC
10.541% due 07/27/2028		113	115
11.301% due 07/27/2028		119	108
Magenta Security Holdings LLC (11.551% Cash) 11.551% due 07/27/2028		155	80
Magenta Security Holdings LLC (5.791% Cash) 5.791% due 07/27/2028		536	154
MH Sub LLC 8.575% due 12/31/2031		1,895	1,746
MPH Acquisition Holdings LLC
8.037% due 12/31/2030		4,790	4,755
9.149% due 12/31/2030		8,209	6,776
Newfold Digital 7.929% due 02/10/2028 «~		3,391	2,527
Obol France 3 SAS 8.058% (EUR003M + 5.000%) due 12/31/2028 ~	EUR	5,171	5,346

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	5,300	6,842
Peraton Corp. 8.175% due 02/01/2028		$2,623	2,340
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	2,700	2,064
Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032		$900	897
7.549% due 10/28/2030 ~		1	2
Promotora de Informaciones SA 7.964% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	16,446	17,559
Promotora de Informaciones SA (5.714% Cash and 5.000% PIK) 10.714% - 5.714% (EUR003M + 2.970%) due 06/30/2027 ~		326	341
SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~		2,100	2,203
9.791% due 03/29/2030 ~		$3,235	3,024
Spruce Bidco, Inc.
TBD% due 01/30/2032 «µ		244	241
6.000% due 02/02/2032 «	JPY	20,994	138
7.723% due 01/30/2032 «	CAD	196	134
9.325% due 01/30/2032 «		$1,084	1,071
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 •	EUR	20,551	7,802
10.000% due 06/30/2026 ~		2,265	675
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~		5,900	6,412
Syniverse Holdings, Inc. 11.299% due 05/13/2027		$16,961	16,693
Tecta America Corp. 7.325% due 02/18/2032		800	795
The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	6,700	7,226
TBD% due 12/04/2031 ~		$1,300	1,285
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		18,011	16,844
Unicorn Bay 13.000% due 12/31/2026 «	HKD	42,544	5,495
Westmoreland Coal Co. 8.000% due 03/15/2029 «		$1,598	599
X Corp. 10.949% due 10/26/2029 ~		6,800	6,766

Total Loan Participations and Assignments (Cost $244,193)			231,291

CORPORATE BONDS & NOTES 35.4%
BANKING & FINANCE 7.1%
Alamo Re Ltd. 15.542% due 06/08/2026 ~		300	315
Antares Holdings LP 6.350% due 10/23/2029 (l)		400	401
Armor Holdco, Inc. 8.500% due 11/15/2029		2,700	2,625
BOI Finance BV 7.500% due 02/16/2027	EUR	3,000	3,248
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 ~		$100	98
Cape Lookout Re Ltd. 12.282% due 04/05/2027 •		800	822
Credit Suisse AG AT1 Claim		8,393	1,008
East Lane Re Ltd. 13.542% due 03/31/2026 ~		250	252
Everglades Re Ltd.
14.792% due 05/13/2031 •		500	528
15.792% due 05/13/2031 •		500	528
17.042% due 05/13/2027 •		500	525
Ford Motor Credit Co. LLC
5.918% due 03/20/2028		300	301
6.390% due 03/20/2028 •		700	696
GN Bondco LLC 9.500% due 10/15/2031		3,100	3,104
Greengrove RE Ltd. 12.042% due 04/08/2032 •		250	251
GSPA Monetization Trust 6.422% due 10/09/2029		1,974	1,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (l)		800	791
Hestia Re Ltd. 14.362% due 04/22/2025 ~		704	665
Hudson Pacific Properties LP 3.950% due 11/01/2027 (l)		100	89
Integrity Re Ltd.
21.292% due 06/08/2026 •		400	431
27.292% due 06/08/2026 ~		400	415
Integrity RE Ltd. 29.782% due 06/06/2027 ~		250	249

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Intesa Sanpaolo SpA
6.625% due 06/20/2033		3,200	3,428
7.200% due 11/28/2033 (l)		2,100	2,330
Itau Unibanco Holding SA 6.000% due 02/27/2030		1,500	1,533
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	316	337
Long Walk Reinsurance Ltd. 14.032% due 01/30/2031 •		$700	711
Marex Group PLC 6.404% due 11/04/2029		200	203
Nature Coast Re Ltd. 14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(b)		250	250
Polestar Re Ltd.
14.792% due 01/07/2028 •		250	259
17.542% due 01/07/2027 •		800	828
Sanders Re Ltd. 17.292% due 04/09/2029 •		1,405	1,398
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	7,027	2,374
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$250	261
11.532% due 06/07/2027 •		250	263
Uniti Group LP
6.000% due 01/15/2030 (l)		9,565	8,291
6.500% due 02/15/2029 (l)		2,900	2,609
Ursa Re Ltd.
11.782% due 02/22/2028 ~		300	303
13.542% due 12/07/2028 •		800	848
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,728	0
Winston RE Ltd. 16.032% due 02/26/2031 •		600	630
Yosemite Re Ltd. 14.887% due 06/06/2025 ~		760	770

			46,944

INDUSTRIALS 22.1%
Acadia Healthcare Co., Inc. 7.375% due 03/15/2033		1,200	1,200
Altice France Holding SA
8.000% due 05/15/2027	EUR	5,500	1,820
10.500% due 05/15/2027		$4,300	1,263
Altice France SA
3.375% due 01/15/2028	EUR	1,100	948
4.000% due 07/15/2029		2,800	2,418
5.125% due 01/15/2029		$600	472
5.500% due 01/15/2028		4,197	3,359
5.500% due 10/15/2029		400	318
5.875% due 02/01/2027	EUR	1,100	1,062
8.125% due 02/01/2027		$700	626
Aris Water Holdings LLC 7.250% due 04/01/2030		500	506
Axon Enterprise, Inc.
6.125% due 03/15/2030		400	405
6.250% due 03/15/2033		300	304
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		100	100
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)(l)		1,427	1,561
Central Parent LLC 8.000% due 06/15/2029 (l)		200	176
Chord Energy Corp. 6.750% due 03/15/2033		910	906
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		551	588
DISH DBS Corp.
5.250% due 12/01/2026		7,000	6,439
5.750% due 12/01/2028		7,260	6,136
Diversified Gas & Oil Corp. 9.750% due 04/09/2029 «(b)		125	123
Ecopetrol SA
7.750% due 02/01/2032		9,300	9,135
8.375% due 01/19/2036 (l)		220	214
ELO SACA 3.250% due 07/23/2027	EUR	3,300	3,393
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (c)		$79	12
Flora Food Management BV 6.875% due 07/02/2029	EUR	2,700	2,971
Ford Motor Co. 7.700% due 05/15/2097 (l)		$6,455	6,593
goeasy Ltd. 7.375% due 10/01/2030 (b)		700	687

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Harbour Energy PLC 6.327% due 04/01/2035 (b)		200	199
HCA, Inc. 7.500% due 11/15/2095 (l)		1,000	1,047
HF Sinclair Corp.
5.750% due 01/15/2031 (l)		1,500	1,520
6.250% due 01/15/2035 (l)		1,500	1,508
Incora Intermediate LLC 0.000% due 01/31/2030 «		7,103	7,103
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(d)(k)		6,611	9,554
INEOS Finance PLC 5.625% due 08/15/2030	EUR	400	433
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$8,648	8,238
JetBlue Airways Corp. 9.875% due 09/20/2031 (l)		2,550	2,519
LifePoint Health, Inc. 8.375% due 02/15/2032		1,200	1,209
Motion Finco SARL 8.375% due 02/15/2032		300	292
New Albertsons LP 6.570% due 02/23/2028		6,800	6,719
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		900	540
11.750% due 10/15/2028 «		500	410
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		5,500	5,228
Noble Finance LLC 8.000% due 04/15/2030		900	900
Olin Corp. 6.625% due 04/01/2033		200	195
Petroleos Mexicanos
6.700% due 02/16/2032 (l)		1,732	1,523
6.840% due 01/23/2030 (l)		800	734
8.750% due 06/02/2029 (l)		1,416	1,416
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		1,400	1,322
Rivian Holdings LLC 10.502% due 10/15/2026 ~		3,730	3,762
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,300	1,175
Snap, Inc. 6.875% due 03/01/2033		$500	500
Sunoco LP 6.250% due 07/01/2033		900	902
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		1,623	1,450
5.750% due 09/30/2039 (l)		3,912	3,770
U.S. Renal Care, Inc. 10.625% due 06/28/2028		1,704	1,457
Valaris Ltd. 8.375% due 04/30/2030		400	401
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	110,000	6,614
Venture Global LNG, Inc.
7.000% due 01/15/2030		$1,600	1,577
9.500% due 02/01/2029 (l)		2,725	2,924
9.875% due 02/01/2032 (l)		1,750	1,860
Viridien
7.750% due 04/01/2027	EUR	2,600	2,866
8.500% due 10/15/2030		2,000	2,221
10.000% due 10/15/2030		$1,600	1,641
Wayfair LLC
7.250% due 10/31/2029		400	384
7.750% due 09/15/2030		3,700	3,581
WESCO Distribution, Inc. 6.375% due 03/15/2033		1,300	1,308
WEX, Inc. 6.500% due 03/15/2033		200	198
Williams Scotsman, Inc. 6.625% due 04/15/2030		200	202
Yinson Boronia Production BV 8.947% due 07/31/2042		1,189	1,257

			146,394

UTILITIES 6.2%
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035		1,100	1,101
Edison International
5.250% due 11/15/2028 (l)		1,200	1,184
6.250% due 03/15/2030		200	203
FORESEA Holding SA 7.500% due 06/15/2030 (l)		1,171	1,133

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

NGD Holdings BV 6.750% due 12/31/2026	303	272
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)	13,355	11,168
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)	28,389	2,981
Pacific Gas & Electric Co. 4.750% due 02/15/2044 (l)	3,692	3,076
Peru LNG SRL 5.375% due 03/22/2030	6,534	6,068
Qwest Corp. 7.750% due 05/01/2030	12,625	11,025
Raizen Fuels Finance SA
6.700% due 02/25/2037	1,500	1,502
6.950% due 03/05/2054	1,100	1,073

		40,786

Total Corporate Bonds & Notes (Cost $265,504)		234,124

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
DISH Network Corp. 3.375% due 08/15/2026	3,400	2,847

Total Convertible Bonds & Notes (Cost $3,400)		2,847

MUNICIPAL BONDS & NOTES 0.9%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	2,100	1,680

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	45,700	4,307

Total Municipal Bonds & Notes (Cost $7,427)		5,987

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.796% due 01/25/2040 •(a)	90	8
3.500% due 02/25/2042 (a)	224	17
4.500% due 11/25/2042 (a)(l)	510	52
Freddie Mac
0.088% due 09/15/2035 •(l)	776	666
0.700% due 11/25/2055 ~(a)	32,425	1,991
3.000% due 02/15/2033 (a)	525	33
3.500% due 12/15/2032 (a)(l)	736	66
6.154% due 11/25/2055 «•	7,863	5,190
12.004% due 12/25/2027 •	2,173	2,196
12.140% due 11/25/2041 •	3,800	4,081
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	128	11
4.000% due 10/16/2042 - 10/20/2042 (a)	93	9

Total U.S. Government Agencies (Cost $14,619)		14,320

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Atrium Hotel Portfolio Trust
6.117% due 12/15/2036 •	1,700	1,663
6.567% due 12/15/2036 •	3,200	3,041
Banc of America Funding Trust
5.109% due 01/20/2047 ~	294	256
6.000% due 01/25/2037	2,127	1,880
BCAP LLC Trust
0.000% due 05/26/2037 ~	708	341
3.659% due 08/28/2037 ~	699	691
4.389% due 08/26/2037 ~	8,132	5,708
4.452% due 03/26/2037 þ	598	935
4.572% due 09/26/2036 ~	2,798	2,565
4.894% due 07/26/2037 ~	3,788	3,469
5.750% due 12/26/2035 ~	1,470	920
6.250% due 11/26/2036	2,061	1,514
Bear Stearns ALT-A Trust
4.348% due 09/25/2047 ~	3,484	1,708
4.676% due 11/25/2036 •	253	131
4.750% due 11/25/2035 ~	2,513	1,627
4.935% due 01/25/2036 •	355	338
5.409% due 09/25/2035 ~	199	98
CALI Mortgage Trust 3.957% due 03/10/2039 (l)	2,100	1,952
CD Mortgage Trust 5.688% due 10/15/2048	74	69

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Chase Mortgage Finance Trust
4.953% due 12/25/2035 •	3	2
5.500% due 05/25/2036	1	0
Citicorp Mortgage Securities Trust 6.000% due 09/25/2037	225	228
Colony Mortgage Capital Ltd. 7.400% due 11/15/2038 ~	1,200	1,081
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	1,356	763
6.000% due 08/25/2037 ~	691	360
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	199	85
5.500% due 01/25/2036	243	134
5.750% due 01/25/2035	94	93
5.750% due 02/25/2035	167	112
5.750% due 12/25/2036	545	208
6.000% due 02/25/2035	215	179
6.000% due 04/25/2036	333	149
6.000% due 04/25/2037	1,181	530
6.250% due 11/25/2036	381	282
6.250% due 12/25/2036 ~	397	165
6.500% due 08/25/2036	369	114
6.572% due 04/25/2036 ~	125	117
Countrywide Home Loan Mortgage Pass-Through Trust
5.015% due 03/25/2035 •	1,717	1,497
6.000% due 07/25/2037	1,149	492
6.250% due 09/25/2036	322	114
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035	199	149
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.351% due 10/26/2036 ~	4,262	3,701
5.750% due 04/25/2036	98	51
8.794% due 07/15/2032 •	5,379	5,340
First Horizon Mortgage Pass-Through Trust
0.000% due 11/25/2035 ~	1	0
5.208% due 05/25/2037 ~	122	52
Hilton USA Trust 2.828% due 11/05/2035 (l)	800	663
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037	3,458	1,232
JP Morgan Alternative Loan Trust
4.176% due 03/25/2037 ~	447	367
4.308% due 05/25/2036 •	735	413
4.777% due 03/25/2036 ~	641	484
JP Morgan Chase Commercial Mortgage Securities Trust
5.811% due 07/05/2033 ~(l)	2,275	2,092
8.617% due 02/15/2035 •	3,538	3,399
JP Morgan Mortgage Trust
5.604% due 02/25/2036 •	120	81
6.029% due 10/25/2035 •	28	27
6.500% due 09/25/2035	31	19
Lehman Mortgage Trust
6.000% due 07/25/2037	100	90
6.500% due 09/25/2037	1,741	621
Lehman XS Trust 4.875% due 06/25/2047 •	696	645
MASTR Asset Securitization Trust 6.500% due 11/25/2037	323	56
Merrill Lynch Mortgage Investors Trust 4.456% due 03/25/2036 ~	860	421
Morgan Stanley Bank of America Merrill Lynch Trust 3.708% due 05/15/2046 ~	584	557
Morgan Stanley Capital Trust 8.967% due 11/15/2034 •	2,400	2,297
New Orleans Hotel Trust 8.056% due 04/15/2032 •	2,040	1,952
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	6	3
Residential Accredit Loans, Inc. Trust
4.085% due 12/26/2034 ~	470	162
6.000% due 08/25/2036	115	99
Residential Asset Securitization Trust
5.750% due 02/25/2036	770	284
6.000% due 07/25/2037	1,319	492
6.250% due 09/25/2037	2,477	1,007
Residential Funding Mortgage Securities, Inc. Trust 4.736% due 09/25/2035 ~	417	326
Structured Adjustable Rate Mortgage Loan Trust
4.515% due 01/25/2036 ~	1,161	643
5.608% due 11/25/2036 ~	951	727
SunTrust Adjustable Rate Mortgage Loan Trust 5.986% due 02/25/2037 •	59	52
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 05/25/2037 •	371	319
4.028% due 10/25/2036 •	272	237
4.091% due 02/25/2037 ~	211	180

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

5.043% due 07/25/2037 ~		385	344
WSTN Trust
7.690% due 07/05/2037 ~(l)		1,400	1,427
8.455% due 07/05/2037 ~		1,400	1,431
9.835% due 07/05/2037 ~		1,100	1,142

Total Non-Agency Mortgage-Backed Securities (Cost $76,089)			69,195

ASSET-BACKED SECURITIES 4.7%
HOME EQUITY OTHER 2.1%
Argent Securities Trust 4.815% due 03/25/2036 •		2,893	1,598
Bear Stearns Asset-Backed Securities Trust 4.715% due 10/25/2036 •		1,103	1,064
Citigroup Mortgage Loan Trust
4.735% due 12/25/2036 ~(l)		10,583	3,845
4.755% due 12/25/2036 •		1,197	656
Fremont Home Loan Trust 4.585% due 01/25/2037 ~		10,606	4,810
IndyMac Residential Asset Backed Trust 4.595% due 07/25/2037 •		2,152	1,177
Merrill Lynch Mortgage Investors Trust 4.755% due 04/25/2037 •		336	159
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		363	203

			13,512

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust 6.500% due 10/25/2036		341	125

OTHER ABS 2.6%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	563
Apidos CLO 0.000% due 01/20/2031 ~		$4,500	1,569
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	2,230	1,871
Belle Haven ABS CDO Ltd. 1.400% due 07/05/2046 •		$180,259	434
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,400	538
0.010% due 03/31/2038 ~		1,221	55
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	621	119
KKR CLO Ltd. 0.000% due 04/17/2037 ~		$3,000	1,734
Magnetite Ltd. 0.000% due 01/15/2028 ~		5,650	269
Marlette Funding Trust
0.000% due 09/17/2029 «(g)		7	7
0.000% due 03/15/2030 «(g)		6	32
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		1	578
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		4	831
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		1	349
0.000% due 10/15/2048 «(g)		1	260
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		1,758	146
Taberna Preferred Funding Ltd.
4.925% due 12/05/2036 •		4,164	3,665
4.945% due 08/05/2036 •		4,734	4,283

			17,303

Total Asset-Backed Securities (Cost $66,290)			30,940

SOVEREIGN ISSUES 8.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		3,191	2,032
1.000% due 07/09/2029		615	478
3.500% due 07/09/2041 þ		1,792	1,041
4.125% due 07/09/2046 þ		112	69
5.000% due 01/09/2038 þ		11,605	7,658
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		1,400	1,322
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	124,400	1,986
13.000% due 01/30/2026		84,600	1,352
Dominican Republic International Bond
6.950% due 03/15/2037		$1,500	1,516

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

7.150% due 02/24/2055		200	201
10.500% due 03/15/2037	DOP	409,200	6,637
10.750% due 06/01/2036		16,800	276
Egypt Government International Bond
8.625% due 02/04/2030		$600	581
9.450% due 02/04/2033		1,200	1,134
El Salvador Government International Bond
9.250% due 04/17/2030		2,400	2,506
9.650% due 11/21/2054		1,400	1,406
Ghana Government International Bond
0.000% due 07/03/2026 (g)		31	29
0.000% due 01/03/2030 (g)		70	54
5.000% due 07/03/2029 þ		315	275
5.000% due 07/03/2035 þ		452	323
Mexico Government International Bond 4.625% due 05/04/2033	EUR	1,500	1,586
Mongolia Government International Bond 6.625% due 02/25/2030		$300	295
Republic of Uzbekistan International Bond 5.100% due 02/25/2029	EUR	1,900	2,049
Romania Government International Bond
5.125% due 09/24/2031		1,400	1,465
5.250% due 03/10/2030		4,400	4,796
5.250% due 05/30/2032		800	834
5.625% due 05/30/2037		900	889
5.875% due 07/11/2032 (b)		3,000	3,222
6.250% due 09/10/2034		1,200	1,288
Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	163,600	4,056
45.031% due 05/20/2026 ~		200	5
45.031% due 08/19/2026 ~		200	5
45.031% due 05/17/2028 ~		32,800	818
Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$33	17
0.000% due 02/01/2034 þ(h)		122	49
0.000% due 02/01/2035 þ(h)		103	57
0.000% due 02/01/2036 þ(h)		86	48
1.750% due 02/01/2034 þ		150	80
1.750% due 02/01/2035 þ		210	110
1.750% due 02/01/2036 þ		240	124
Venezuela Government International Bond 9.250% due 09/15/2027 ^(d)		315	66

Total Sovereign Issues (Cost $52,537)			52,735

		SHARES
COMMON STOCKS 11.2%
COMMUNICATION SERVICES 2.6%
Clear Channel Outdoor Holdings, Inc. (e)		549,096	610
iHeartMedia, Inc. 'A' (e)		129,909	214
iHeartMedia, Inc. 'B' «(e)		100,822	146
Oi SA (e)		4,682,504	821
Promotora de Informaciones SA 'A' (e)		258,261	104
Syniverse Holdings, Inc. «(k)		2,713,399	2,639
Windstream Services LLC «(e)		565,698	12,692

			17,226

CONSUMER DISCRETIONARY 0.0%
West Marine «(e)(k)		2,750	17

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(k)		24,971,388	0

FINANCIALS 2.4%
Banca Monte dei Paschi di Siena SpA		1,043,000	8,235
Intelsat Emergence SA «(k)		233,715	7,873
MNEQ Holdings, Inc. «(e)(k)		3,425	15

			16,123

HEALTH CARE 4.0%
Amsurg Equity «(e)(k)		563,629	26,351

INDUSTRIALS 2.2%
Clover Holdings, Inc. «(e)(k)		13,544	231
Drillco Holding Lux SA «(k)		66,318	1,670
Foresea Holdings SA «		27,587	695
Incora New Equity «(e)(k)		308,198	11,014
Westmoreland Mining Holdings «(e)(k)		52,802	56

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Westmoreland Mining LLC «(e)(k)	166,397	546

		14,212

Total Common Stocks (Cost $75,834)		73,929

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «	357	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	401	1

Total Warrants (Cost $5,389)		1

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.5%
ADLER Group SA «	1,253,950	0
AGFC Capital Trust 6.314% due 01/15/2067 ~(l)	1,800,000	1,270
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	70,000	63
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	997
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)(l)	666,300	811

		3,141

INDUSTRIALS 0.3%
SVB Financial Trust
0.000% due 11/07/2032 (g)	19,120	0
11.000% due 11/07/2032	3,903	1,913

		1,913

Total Preferred Securities (Cost $5,315)		5,054

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
Uniti Group, Inc.	203,351	1,025
VICI Properties, Inc.	89,142	2,908

Total Real Estate Investment Trusts (Cost $1,834)		3,933

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (j)	84,989	85

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.6%
4.295% due 04/17/2025 - 06/05/2025 (f)(g)(o)	3,995	3,972

Total Short-Term Instruments (Cost $4,057)		4,057

Total Investments in Securities (Cost $822,488)		728,413

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	1,541,682	15,007

Total Short-Term Instruments (Cost $14,991)		15,007

Total Investments in Affiliates (Cost $14,991)		15,007

Total Investments 112.6% (Cost $837,479)		$743,420
Financial Derivative Instruments (m)(n) (0.5)%(Cost or Premiums, net $(9,605))		(3,138)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Other Assets and Liabilities, net (12.1)%	(80,137)

Net Assets Applicable to Common Shareholders 100.0%	$660,145

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Amsurg Equity	11/02/2023 - 11/06/2023	$23,551	$26,351	3.99%
Clover Holdings, Inc.	12/09/2024	203	231	0.03
Drillco Holding Lux SA	06/08/2023	1,326	1,670	0.25
Incora New Equity	01/31/2025	14,971	11,014	1.67
Incora Top Holdco LLC 0.000% due 01/30/2033	01/31/2025	6,611	9,554	1.45
Intelsat Emergence SA	06/19/2017 - 02/23/2024	16,395	7,873	1.19
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	38	15	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	2,674	2,639	0.40
West Marine	09/12/2023	40	17	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,522	56	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	692	546	0.08

$68,023	$59,966	9.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.850%	02/05/2025	04/07/2025	$(6,341)	$(6,388)
BPS	2.820	03/12/2025	TBD(2)	EUR	(586)	(635)
5.590	01/23/2025	07/22/2025	$(2,867)	(2,897)
BYR	4.740	02/18/2025	05/19/2025	(378)	(380)
4.840	01/21/2025	04/21/2025	(1,241)	(1,253)
4.860	02/18/2025	05/19/2025	(80)	(80)
4.860	02/20/2025	05/20/2025	(1,573)	(1,582)
4.880	01/10/2025	04/10/2025	(575)	(582)
CDC	4.710	01/27/2025	04/28/2025	(1,027)	(1,035)
4.760	03/18/2025	07/16/2025	(519)	(520)
4.810	01/27/2025	04/28/2025	(2,956)	(2,981)
4.810	02/07/2025	04/28/2025	(2,129)	(2,144)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

4.810	02/19/2025	04/28/2025	(166)	(167)
4.850	01/03/2025	04/04/2025	(1,027)	(1,039)
4.860	03/18/2025	07/16/2025	(2,987)	(2,992)
IND	4.620	02/11/2025	05/12/2025	(2,761)	(2,778)
4.770	03/06/2025	06/04/2025	(857)	(860)
4.770	03/10/2025	06/04/2025	(2,569)	(2,577)
4.770	03/17/2025	06/17/2025	(49)	(49)
4.800	03/26/2025	07/25/2025	(1,118)	(1,119)
4.870	03/26/2025	07/25/2025	(328)	(328)
5.000	02/26/2025	04/11/2025	(1,534)	(1,541)
5.020	03/14/2025	06/13/2025	(1,669)	(1,673)
5.070	03/14/2025	06/13/2025	(1,154)	(1,157)
MSB	5.160	10/29/2024	04/28/2025	(567)	(580)
NXN	4.870	03/28/2025	07/16/2025	(3,131)	(3,132)
4.870	03/28/2025	07/22/2025	(1,234)	(1,235)
RCY	4.830	03/07/2025	04/07/2025	(625)	(627)
RTA	4.950	03/19/2025	06/18/2025	(2,309)	(2,313)
SOG	4.640	02/18/2025	04/21/2025	(63)	(64)
4.700	01/09/2025	04/09/2025	(2,122)	(2,145)
4.700	03/06/2025	04/09/2025	(2,864)	(2,874)
4.810	01/08/2025	04/08/2025	(662)	(670)
4.810	01/09/2025	04/09/2025	(2,045)	(2,067)
4.830	03/18/2025	06/18/2025	(622)	(623)
UBS	4.850	01/08/2025	04/08/2025	(1,029)	(1,040)

Total Reverse Repurchase Agreements	$(54,127)

(l)	Securities with an aggregate market value of $63,826 and cash of $60 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(82,353) at a weighted average interest rate of 5.427%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	26,300	$(718)	$(61)	$(779)	$115	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	8,700	845	1,759	2,604	0	(54)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	325	837	0	(32)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	2,300	171	1,627	1,798	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	5.250	Annual	06/17/2025	$192,000	421	462	883	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,000	1	36	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026	26,800	436	(920)	(484)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	8,100	(2)	431	429	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	35,800	(84)	(1,675)	(1,759)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	5,430	(1)	282	281	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	21,700	(53)	(972)	(1,025)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	9,000	(2)	454	452	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	35,800	(95)	(1,530)	(1,625)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	49,000	182	(1,742)	(1,560)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028	29,500	(7)	2,452	2,445	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028	32,500	(8)	2,740	2,732	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029	76,800	101	2,210	2,311	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	21,600	(409)	517	108	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	106,500	(10,975)	2,675	(8,300)	86	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031	2,800	(1)	435	434	0	(4)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	38,000	2,575	4,129	6,704	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	40,600	(568)	5,756	5,188	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	43,900	398	(1,286)	(888)	118	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044	201,500	(5,022)	(12,868)	(17,890)	326	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	1,400	(10)	495	485	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	21,100	(52)	8,206	8,154	0	(99)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	22,000	(85)	8,124	8,039	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	6,000	(18)	1,840	1,822	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	2,400	217	902	1,119	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	187,400	1,316	75,665	76,981	0	(304)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	8,100	201	(230)	(29)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,300	152	922	1,074	0	(14)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	9,600	903	709	1,612	0	(26)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	18,000	240	1,368	1,608	0	(9)

Total Swap Agreements	$(9,439)	$103,237	$93,798	$705	$(859)

Cash of $10,388 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	$8	JPY	1,243	$0	$0
05/2025	JPY	1,239	$8	0	0
BOA	04/2025	DOP	10,625	167	0	0
04/2025	$355	EUR	329	0	0
05/2025	HKD	44,096	$5,676	2	0
BPS	04/2025	EUR	88,968	93,290	0	(2,911)
BRC	04/2025	JPY	9,600	65	1	0
04/2025	TRY	34,858	908	0	(9)
04/2025	$1,315	EUR	1,209	0	(7)
04/2025	839	TRY	32,602	10	(1)
05/2025	TRY	66,202	$1,668	17	(6)
05/2025	$9,033	TRY	351,890	0	(194)
06/2025	TRY	55,767	$1,334	0	(6)
06/2025	$1,355	TRY	53,533	0	(66)
BSH	04/2025	30	JPY	4,468	0	0
05/2025	JPY	4,454	$30	0	0
CBK	04/2025	DOP	27,501	436	3	0
04/2025	GBP	359	464	0	0
05/2025	DOP	29,495	469	6	0
05/2025	$3,180	EUR	2,932	0	(5)
GLM	04/2025	TRY	1,284	$32	0	(1)
04/2025	$67	TRY	2,640	1	0
05/2025	DOP	120,207	$1,914	28	0
07/2025	133,427	2,080	8	0
08/2025	64,525	1,012	16	0
09/2025	134,850	2,103	27	0
JPM	04/2025	TRY	2,475	62	0	(2)
04/2025	$96,644	EUR	89,601	242	0
04/2025	17	JPY	2,613	0	0
05/2025	EUR	89,601	$96,801	0	(242)
05/2025	JPY	2,604	17	0	0
05/2025	TRY	18,148	469	11	0
05/2025	$1,416	TRY	62,345	150	0
06/2025	308	MXN	6,357	0	(1)
06/2025	119	TRY	4,721	0	(4)
MBC	04/2025	EUR	2,532	$2,751	13	0
04/2025	$387	EUR	361	3	0
MYI	04/2025	GBP	6,050	$7,666	0	(149)
SSB	04/2025	$8,288	GBP	6,409	0	(9)
05/2025	GBP	6,409	$8,287	9	0
UAG	04/2025	$22	TRY	897	1	0

Total Forward Foreign Currency Contracts	$548	$(3,613)

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos «	1.000%	Quarterly	12/20/2028	4.280%		$800	$(155)	$71	$0	$(84)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.057		2,900	0	166	166	0
	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003		282	0	2	2	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		1,100	(9)	5	0	(4)
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.161	EUR	100	(2)	3	1	0

Total Swap Agreements								$(166)	$247	$169	$(88)

(o)

Securities with an aggregate market value of $3,370 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0			$172,474	$58,817		$231,291
Corporate Bonds & Notes
Banking & Finance				0			46,944	0		46,944
Industrials				0			128,664	17,730		146,394
Utilities				0			40,786	0		40,786
Convertible Bonds & Notes
Industrials				0			2,847	0		2,847
Municipal Bonds & Notes
Michigan				0			1,680	0		1,680
West Virginia				0			4,307	0		4,307
U.S. Government Agencies				0			9,130	5,190		14,320
Non-Agency Mortgage-Backed Securities				0			69,195	0		69,195
Asset-Backed Securities
Home Equity Other				0			13,512	0		13,512
Whole Loan Collateral				0			125	0		125
Other ABS				0			15,100	2,203		17,303
Sovereign Issues				0			52,735	0		52,735
Common Stocks
Communication Services				1,749			0	15,477		17,226
Consumer Discretionary				0			0	17		17
Financials				8,235			0	7,888		16,123
Health Care				0			0	26,351		26,351
Industrials				0			0	14,212		14,212
Warrants
Financials				0			0	1		1
Preferred Securities
Banking & Finance				0			3,141	0		3,141
Industrials				0			1,913	0		1,913
Real Estate Investment Trusts
Real Estate				3,933			0	0		3,933
Short-Term Instruments
Mutual Funds				0			85	0		85
U.S. Treasury Bills				0			3,972	0		3,972

				$13,917			$566,610	$147,886		$728,413
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$15,007			$0	$0		$15,007

Total Investments				$28,924			$566,610	$147,886		$743,420

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

Exchange-traded or centrally cleared				0			705	0	705
Over the counter				0			549	168	717

				$0			$1,254	$168	$1,422
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0			(859)	0	(859)
Over the counter				0			(3,701)	0	(3,701)

				$0			$(4,560)	$0	$(4,560)

Total Financial Derivative Instruments				$0			$(3,306)	$168	$(3,138)

Totals				$28,924			$563,204	$148,054	$740,282

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$48,645	$26,575	$(31,813)	$194	$648	$6,969	$7,599	$0	$58,817	$207
Corporate Bonds & Notes
Banking & Finance	7,071	0	(7,165)	0	39	55	0	0	0	0
Industrials	24,856	13,837	(21,581)	(44)	(6,779)	6,491	950	0	17,730	2,942
U.S. Government Agencies	4,904	0	(93)	16	30	333	0	0	5,190	328
Non-Agency Mortgage-Backed Securities	701	0	(109)	6	22	10	0	(630)	0	4
Asset-Backed Securities
Other ABS	2,551	0	0	22	0	(370)	0	0	2,203	(371)
Common Stocks
Communication Services(3)	12,010	159	0	0	0	3,308	0	0	15,477	3,308
Consumer Discretionary(3)	11,220	0	(11,472)	0	8,753	(8,484)	0	0	17	0
Energy	60	0	(64)	0	34	(30)	0	0	0	0
Financials	8,692	38	0	0	0	(842)	0	0	7,888	(842)
Health Care	27,902	0	0	0	0	(1,551)	0	0	26,351	(1,551)
Industrials	2,541	15,513	0	0	0	(3,842)	0	0	14,212	(3,842)
Warrants
Financials	1	0	0	0	0	0	0	0	1	0
Preferred Securities
Industrials	0	0	0	0	(2,270)	2,270	0	0	0	2,270

	$151,154	$56,122	$(72,297)	$194	$477	$4,317	$8,549	$(630)	$147,886	$2,453
Financial Derivative Instruments- Assets
Over the counter	$224	$1	$0	$0	$0	$(57)	$0	$0	$168	$(57)

Totals	$151,378	$56,123	$(72,297)	$194	$477	$4,260	$8,549	$(630)	$148,054	$2,396

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$735	Comparable Companies			EBITDA Multiple		X	14.000	—
		19,277	Discounted Cash Flow			Discount Rate			7.360 - 14.360	9.681
		14,433	Indicative Market Quotation			Broker Quote			74.500 - 100.500	93.151
		7,000	Other Valuation Techniques(4)			-			-	—
		1,584	Recent Transaction			Purchase Price			98.750	—
		15,788	Third Party Vendor			Broker Quote			37.500 - 101.500	98.979
Corporate Bonds & Notes
Industrials		16,657	Comparable Companies / Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.900/10.000	—
		950	Indicative Market Quotation			Broker Quote			60.000 - 82.000	69.495
		123	Proxy pricing			Base Price			98.000	—
U.S. Government Agencies		5,190	Discounted Cash Flow			Discount Rate			11.350	—
Asset-Backed Securities
Other ABS		2,203	Discounted Cash Flow			Discount Rate			12.000 - 20.000	17.115
Common Stocks
Communication Services		12,692	Comparable Companies			EBITDA Multiple		X	4.609	—
		2,639	Discounted Cash Flow			Discount Rate			13.210	—

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)	March 31, 2025 (Unaudited)

	146	Reference instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	17	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.500 /20.750	—
Financials	7,873	Comparable Companies	EBITDA Multiple	X	4.660	—
	15	Indicative Market Quotation	Broker Quote		$4.500	—
Health Care	26,351	Comparable Companies	EBITDA Multiple	X	14.000	—
Industrials	231	Comparable Companies	EBITDA Multiple	X	11.000	—
	11,014	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
	2,967	Indicative Market Quotation	Broker Quote		1.063 - 25.188	3.075
Warrants
Financials	1	Option Pricing Model	Volatility		32.500	—
Financial Derivative Instruments- Assets
Over the counter	168	Indicative Market Quotation	Broker Quote		0.329 - 5.703	5.673

Total	$148,054

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Sector type updated from Industrials to Communication Services and Consumer Discretionary since prior fiscal year end.
(4)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$74,607	$221,350	$(281,000)	$55	$(5)	$15,007	$1,981	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NXN	Natixis New York
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	HKD	Hong Kong Dollar	USD (or $)	United States Dollar
DOP	Dominican Peso	JPY	Japanese Yen

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD %	Interest rate to be determined when loan settles or at the time of funding